Property and equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property and equipment
11.	Property and equipment

a)	Property and equipment are composed as follows:

	2019
	Cost	Accumulated depreciation	Net
Data processing equipment	65,116	(18,578)	46,538
Machinery and equipment (a)	371,741	(28,512)	343,229
Furniture and fittings	2,660	(382)	2,278
Leasehold improvements	8,480	(1,410)	7,070
Other	1,366	(491)	875

	449,363	(49,373)	399,990

	2018
	Cost	Accumulated depreciation	Net
Data processing equipment	23,334	(7,815)	15,519
Machinery and equipment	44,757	(3,096)	41,661
Furniture and fittings	2,153	(148)	2,005
Leasehold improvements	6,954	(195)	6,759
Other	1,409	(249)	1,160

	78,607	(11,503)	67,104

(a)	Net book value of machinery and equipment includes R$340,011 of POS devices.
b)	The changes in cost and accumulated depreciation were as follows:

	Data processing equipment	Machinery and equipment	Furniture and fittings	Leasehold improvements	Other	Total
At December 31, 2017
Cost	11,024	4,738	397	263	185	16,607
Accumulated depreciation	(5,114)	(444)	(66)	(29)	(65)	(5,718)

Net book value	5,910	4,294	331	234	120	10,889

Cost
Purchases	12,310	40,019	1,667	6,341	1,238	61,575
Disposals	—	—	—	—	(15)	(15)
Acquisition of subsidiary	—	—	89	351	—	440
Depreciation	(2,701)	(2,652)	(82)	(166)	(184)	(5,785)
At December 31, 2018
Cost	23,334	44,757	2,153	6,954	1,409	78,607
Accumulated depreciation	(7,815)	(3,096)	(148)	(195)	(249)	(11,503)

Net book value	15,519	41,661	2,005	6,759	1,160	67,104

At December 31, 2019
Cost
Purchases	45,959	327,766	525	1,526	30	375,806
Disposals	(4,177)	(782)	(18)	0	(73)	(5,050)
Depreciation	(10,763)	(25,416)	(234)	(1,215)	(242)	(37,870)

Net book value	46,538	343,229	2,278	7,070	875	399,990

At December 31, 2019
Cost	65,116	371,741	2,660	8,480	1,366	449,363
Accumulated depreciation	(18,578)	(28,512)	(382)	(1,410)	(491)	(49,373)

Net book value (a)	46,538	343,229	2,278	7,070	875	399,990

(a)	Net book value of machinery and equipment includes R$340,011 of POS devices. The accumulated depreciation of POS after beginning/ of the membership model was R$15,490